Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Table Text Block]

	2012	2011	2010
Expected volatility (1)	27.4%	27.1%	32.4%
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (3)	4.35%	4.56%	4.85%
Risk-free interest rate (4)	0.71%	2.27%	2.29%
Option valuation per share	$8.54	$8.36	$6.18

(1)
Expected volatility – For 2012 and 2011, estimated based on the historical ten-year volatility of EQR's share price measured on a monthly basis. Prior to 2011, estimated based on the historical volatility of EQR's share price, on a monthly basis, for a period matching the expected life of each grant. This change in estimate reflects the Company's belief that the historical ten-year period provides a better estimate of the expected volatility in EQR shares over the expected life of the options.

(2)	Expected life – Approximates the actual weighted average life of all share options granted since the Company went public in 1993.

(3)
Expected dividend yield – Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR's shares in a given year.

(4)	Risk-free interest rate – The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.

Allocation Of Income Franchise And Excise Taxes In Consolidated Statements Of Operations [Table Text Block]

	Year Ended December 31,
	2012	2011	2010
Income and other tax expense (benefit) (1)	$516	$708	$270
Discontinued operations, net (2)	32	(223)	108
Provision for income, franchise and excise taxes (3)	$548	$485	$378

(1)	Primarily includes state and local income, excise and franchise taxes.

(2)
Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.

(3)	All provisions for income tax amounts are current and none are deferred.

Tax Treatment Of Dividends And Distributions [Table Text Block]

	Year Ended December 31,
	2012	2011	2010
Tax treatment of dividends and distributions:
Ordinary dividends	$1.375	$0.667	$0.607
Long-term capital gain	0.253	0.629	0.622
Unrecaptured section 1250 gain	0.152	0.284	0.241
Dividends and distributions declared per
Common Share/Unit outstanding	$1.780	$1.580	$1.470